Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information
Entity Registrant Name	ENBRIDGE INC
Entity Central Index Key	0000895728
Document Type	6-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	true
Amendment Description	Effective January 1, 2016, Enbridge Inc. (the Company) has revised its reportable segments to better reflect the underlying operations of the Company and better align with management of the business and internal decision making. The Company is amending and refiling its 2015 Financial Statements and MD&A to retrospectively apply the revisions to its reportable segments. Note 2 to the amended 2015 Financial Statements describes the revisions to the 2015 Financial Statements due to the effects of changes in the Company's reportable segments, removal of the 2013 comparative period, adoption of new accounting standards and updates to subsequent events disclosure.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY